Stock Option Plan - Summary of Stock Option (Detail)	12 Months Ended
	Jan. 31, 2024 shares $ / shares	Jan. 31, 2024 shares $ / shares	Jan. 31, 2023 shares $ / shares	Jan. 31, 2023 shares $ / shares
Disclosure of detailed information about share based payment arrangements [line items]
Number of stock options, outstanding at beginning of year | shares	3,546,663	3,546,663	3,310,040	3,310,040
Number of stock options, granted | shares	590,700	590,700	589,500	589,500
Number of stock options, forfeited/cancelled | shares	(134,500)	(134,500)	(53,775)	(53,775)
Number of stock options, exercised | shares	(454,359)	(454,359)	(299,102)	(299,102)
Number of stock options, outstanding at end of year | shares	3,548,504	3,548,504	3,546,663	3,546,663
Weighted average exercise price, outstanding at beginning of year		$ 58.6
Weighted average exercise price, outstanding at end of year				$ 58.6
Employee Stock Options [member]
Disclosure of detailed information about share based payment arrangements [line items]
Weighted average exercise price, outstanding at beginning of year	$ 58.6		$ 48.9
Weighted average exercise price, granted	103.74		103.15
Weighted average exercise price, forfeited/cancelled	90.94		61.53
Weighted average exercise price, exercised	38.52		38.47
Weighted average exercise price, outstanding at end of year	$ 67.46		$ 58.6